DEBT - Schedule of Long-Term Debt Maturities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Total	$ 295,334,909	$ 265,885,799	$ 269,854,235
Accrued and deferred financing cost, net	(1,434,877)
2026
Statement [Line Items]
Total	10,270,261
2027
Statement [Line Items]
Total	11,400,644
2028
Statement [Line Items]
Total	24,716,396
2029
Statement [Line Items]
Total	13,157,965
2030
Statement [Line Items]
Total	17,117,341
Thereafter
Statement [Line Items]
Total	$ 220,107,179